UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard PRIMECAP CORE Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (89.3%)

Auto & Transportation (4.7%)
Southwest Airlines Co.	352,225	$ 5,734
Union Pacific Corp.	52,750	3,547
FedEx Corp.	10,975	1,081
Canadian National Railway Co.	13,450	824

		11,186

Consumer Discretionary (12.8%)
The Walt Disney Co.	168,000	4,671
* DirecTV Group, Inc.	225,925	3,782
TJX Cos., Inc.	132,425	3,328
Nordstrom, Inc.	66,000	3,084
The News Corp., Inc.	157,175	2,933
* Accenture Ltd.	75,900	2,049
Mattel, Inc.	100,000	1,949
Eastman Kodak Co.	52,000	1,677
* IAC/InterActiveCorp	60,000	1,657
* Time Warner, Inc.	66,250	1,288
Best Buy Co., Inc.	20,375	1,211
Target Corp.	22,450	1,166
* Liberty Media Corp.	80,000	878
Costco Wholesale Corp.	18,000	871

		30,544

Financial Services (6.2%)
The Bank of New York Co., Inc.	96,300	3,218
The Chubb Corp.	40,975	3,151
American International Group, Inc.	40,425	2,655
Marsh & McLennan Cos., Inc.	75,675	2,490
MBIA, Inc.	18,425	1,166
JPMorgan Chase & Co.	26,275	1,025
First Data Corp.	23,000	979

		14,684

Health Care (20.6%)
Novartis AG ADR	176,800	8,935
Eli Lilly & Co.	144,000	8,172
Pfizer Inc.	292,550	7,867
* Sepracor Inc.	99,425	5,903
* Biogen Idec Inc.	83,925	5,590
Medtronic, Inc.	85,500	4,247
Guidant Corp.	42,275	3,048
* Chiron Corp.	70,000	2,333
* Roche Holdings AG	20,000	2,302
* Genzyme Corp.-General Division	9,100	528

		48,925

Integrated Oils (3.1%)
Unocal Corp.	136,500	5,902
Murphy Oil Corp.	20,000	1,609

		7,511

Other Energy (4.7%)
Schlumberger Ltd.	53,550	3,585
Kerr-McGee Corp.	29,400	1,699
* Cooper Cameron Corp.	30,000	1,614
EnCana Corp.	22,450	1,281
Pioneer Natural Resources Co.	35,200	1,236
EOG Resources, Inc.	13,450	960
Transocean Inc.	18,425	781

		11,156

Materials & Processing (10.8%)
Weyerhaeuser Co.	59,100	3,973
Vulcan Materials Co.	58,000	3,167
Monsanto Co.	52,675	2,926
Dow Chemical Co.	55,025	2,724
Avery Dennison Corp.	42,025	2,520
* Inco Ltd.	66,275	2,438
Newmont Mining Corp. (Holding Co.)	40,000	1,776
International Paper Co.	40,000	1,680
Potash Corp. of Saskatchewan, Inc.	18,000	1,495
Praxair, Inc.	26,275	1,160
Fluor Corp.	18,425	1,004
Alcoa Inc.	25,000	786

		25,649

Producer Durables (6.4%)
* ASML Holding (New York)	419,500	6,674
* Agilent Technologies, Inc.	147,550	3,556
* LM Ericsson Telephone Co. ADR Class B	75,000	2,362
W.W. Grainger, Inc.	23,600	1,572
Caterpillar, Inc.	10,975	1,070

		15,234

Technology (16.2%)
* Intuit, Inc.	151,000	6,646
* Corning, Inc.	528,025	6,215
Microsoft Corp.	177,000	4,728
Texas Instruments, Inc.	189,300	4,661
Sony Corp. ADR	102,000	3,974
Intel Corp.	120,000	2,807
* Comverse Technology, Inc.	107,925	2,639
* Nortel Networks Corp.	700,000	2,443
Motorola, Inc.	125,000	2,150
QUALCOMM Inc.	28,000	1,187
Raytheon Co.	26,275	1,020

		38,470

Utilities (1.7%)
* Comcast Corp. Class A	60,000	1,997
Sprint Corp.	78,900	1,961

		3,958

Other (2.1%)
* Berkshire Hathaway Inc. Class B	1,140	3,347
3M Co.	20,000	1,641

		4,988

TOTAL COMMON STOCKS
(Cost $209,124)		212,305

TEMPORARY CASH INVESTMENT (21.6%)

Vanguard Market Liquidity Fund, 2.26%**
(Cost $51,273)	51,273,219	51,273

TOTAL INVESTMENTS (110.9%)
(Cost $260,397)		263,578

OTHER ASSETS AND LIABILITIES-NET (-10.9%)		(25,921)

NET ASSETS (100%)		$ 237,657

* Non-income-producing security.

**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR--American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $260,397,000. Net unrealized appreciation of investment securities for tax purposes was $3,181,000, consisting of unrealized gains of $3,576,000 on securities that had risen in value since their purchase and $395,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Fenway Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.